INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 3	$ 13	$ 4
Other	(13)	(3)	5
Revaluation surplus
Origination and reversal of temporary differences	(1,003)	(934)	(432)
Relating to changes in tax rates / imposition of new tax laws	(159)	0	(59)
Total deferred income taxes	$ (1,172)	$ (924)	$ (482)